Cover	Jan. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Entity File Number	001-37467
Entity Registrant Name	Astria Therapeutics, Inc.
Entity Central Index Key	0001454789
Entity Tax Identification Number	26-3687168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Boston Wharf Road
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	349-1971
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false